EVENTS OCCURRING AFTER THE REPORTING PERIOD	12 Months Ended
Jun. 30, 2022
EVENTS OCCURRING AFTER THE REPORTING PERIOD
EVENTS OCCURRING AFTER THE REPORTING PERIOD

22.EVENTS OCCURRING AFTER THE REPORTING PERIOD

On July 12, 2022, we announced the closing of the merger (the “Pro Farm Merger”) with Pro Farm Group, Inc. (formerly Marrone Bio Innovations Inc.), pursuant to the Agreement and Plan of Merger (the “Merger Agreement”) dated March 16, 2022, among us, BCS Merger Sub, Inc., a wholly owned subsidiary of Bioceres, and Pro Farm Group, Inc.. Upon the closing of the Pro Farm Merger, Pro Farm Group, Inc. became a wholly owned subsidiary of Bioceres and each share of Pro Farm Group, Inc. common stock was exchanged for our ordinary shares at a fixed exchange ratio of 0.088.

Pro Farm Group, Inc. is a growth-oriented agricultural company leading the movement to environmentally sustainable farming practices through the discovery, development and sale of innovative biological products for crop protection, crop health and crop nutrition. The company’s commercial products are sold globally and supported by more than 500 issued and pending patents. Pro Farm Group, Inc. develops novel, environmentally sound solutions for agriculture using proprietary technologies to isolate and screen naturally occurring microorganisms and plant extracts.

The combined company will have a diverse customer base, product portfolio and geographic reach across a wide range of crops, positioned to serve the massive market opportunity emerging from the bio-reduction and replacement of chemical ag inputs. It combines our expertise in bionutrition and seed care products with Pro Farm Group’s leadership in the development of biological crop protection and plant health solutions, creating a global leader in the development and commercialization of sustainable agricultural solutions.

Estimated fair value of the consideration of payment

(amount in $ thousands)

Shares issued	154,795
Assumed share-based payments	2,127
Cash	29
Total consideration of payment	156,951

The consideration of payment was measured at fair value, which was calculated as the sum of the acquisition-date fair values of the assets transferred, and the liabilities incurred.

Estimated assets acquired and liabilities assumed.

(amount in $ thousands)

Cash and cash equivalents	3,749
Accounts receivable	10,436
Inventories	10,902
Prepaid expenses and other current assets	1,481
Property, plant and equipment, net	13,140
Right of use assets, net	3,005
Intangible assets, net	96,894
Restricted cash	1,560
Other assets	684
Accounts payable	(8,490)
Accrued liabilities	(10,934)
Deferred revenue	(1,287)
Lease liability	(3,245)
Debt	(28,818)
Deferred tax	(16,705)
Other liabilities	(562)
Fair value of net assets acquired	71,810

Goodwill	85,141

Total consideration	156,951

Goodwill is not expected to be deductible for tax purposes.

At the time of these financial statements are authorized for issuance, the accounting of Pro Farm Merger has not been completed. The figures reported above are presented as an initial estimation.

On September 15, 2022, we entered into a 10-year agreement with Syngenta Seedcare (“Syngenta”), under which Syngenta will become the exclusive global distributor of Bioceres’ biological solutions for seed care applications. The agreement covers nitrogen-fixing Rhizobia seed treatment solutions, and other biological seed treatment solutions currently in the portfolio or pipeline of Rizobacter. The products in the agreement will be sold under the trademarks owned by Bioceres or its Affiliates. Third party or private labels will be discussed on a case-by-case basis.

Pro Farm Group’s biological solutions are not included in scope of the current agreement. Bioceres retains global rights for use on HB4 crops and, in the United States, Syngenta rights will be non-exclusive with respect to certain customers.

The exclusive commercial collaboration is global, except for Argentina where both parties will continue to work under the existing framework. Implementation will be staggered, commencing in 2023, and subject to regulatory clearances.

The agreement establishes a joint R&D program to accelerate the development and registration of Bioceres’ Pipeline Products and new solutions for seed treatment, foliar and other applications, globally. Funding for R&D platform will be shared, with Syngenta funding at 70% for selected Products.

In consideration of the rights granted to Syngenta under the distribution agreement and the R&D collaboration, Syngenta will pay an upfront payment of $50 million to Bioceres. For the duration of the agreement, Bioceres will receive 50% to 30% of the profits generated by sales conducted by Syngenta, depending on the geography and the year. The agreement sets global minimum targets for profits to be received by Bioceres, in order for Syngenta to retain its exclusive rights. Syngenta will cover all operating expenses incurred in connection with the marketing and sale in exclusive territory. Bioceres’ subsidiary Rizobacter will act as the exclusive supplier to Syngenta for products under the agreement.

Subsequent to June 30, 2022, there have been no other situations or circumstances that may require significant adjustments or further disclosure in these consolidated financial statements that were not mentioned above.